CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements Of Operations
Revenues, net	$ 1,036,456	$ 539,572	$ 2,577,298	$ 1,533,731	$ 2,088,177	$ 1,241,921
Cost of goods sold	306,843	241,688	1,015,337	684,420	947,112	556,390
Gross profit	729,613	297,884	1,561,961	849,311	1,141,065	685,531
Operating expenses:
Sales, general, and administration	3,291,357	1,633,180	9,691,892	3,818,710	6,406,197	3,464,810
Research and development	1,334,005	95,223	2,579,308	255,953	107,241	65,402
Depreciation and amortization	14,839	13,711	43,952	41,133	54,845	22,783
Total operating expense	4,640,201	1,742,114	12,315,152	4,115,796	6,568,283	3,552,995
Operating loss	(3,910,588)	(1,444,230)	(10,753,191)	(3,266,485)	(5,427,218)	(2,867,464)
Other income and (expense)
Miscellaneous Income	932	75	2,486	75	6,392
Settlement of debt					(7,390,000)
Loss on extinguishment of debt	(197,383)		(10,505,247)
Beneficial Conversion Feature			(6,716,504)
Amortization of debt discount	(50,099)	(14,360)	(1,159,375)	(17,950)
Interest expense	(84,376)	(16,505)	(225,834)	(16,737)	(64,380)
Loan guaranty costs	(11,745)	(11,745)	(35,235)	(26,414)	(38,159)
Total other income (expense)	(342,671)	(42,535)	(18,639,709)	(61,026)	(7,486,147)
Loss before taxes	(4,253,259)	(1,486,765)	(29,392,900)	(3,327,511)	(12,913,365)	(2,867,464)
Provision for income taxes
Net loss	$ (4,253,259)	$ (1,486,765)	$ (29,392,900)	$ (3,327,511)	$ (12,913,365)	$ (2,867,464)
Loss per share, basic and diluted:
Net loss per share, basic and diluted	$ (0.04)	$ (0.03)	$ (0.33)	$ (0.06)	$ (0.21)	$ (0.07)
Weighted average number of shares outstanding	95,895,677	58,407,327	88,892,757	57,275,797	62,516,461	38,289,463